Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details)		12 Months Ended
		Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details) [Line Items]
Number of options outstanding beginning shares	[1]	51,879	255,164
Weighted average exercise price options outstanding	[1]	$ 11.66	$ 11.66
Number of options, Options granted	[1]
Weighted average exercise price, Options granted	[1]
Number of options, Options exercised	[1]
Weighted average exercise price, Options exercised	[1]
Number of options options expired, Options expired	[1]		(123,395)
Weighted average exercise price expired, Options expired	[1]		$ 11.66
Number of options options cancelled, Options cancelled	[1]	(1,458)	(79,890)
Weighted average exercise price cancelled, Options cancelled	[1]	$ 11.66	$ 11.66
Number of options, Options forfeited	[1]
Weighted average exercise price, Options forfeited	[1]
Number of options outstanding ending shares	[1]	50,421	51,879
Weighted average exercise price outstanding ending per share	[1]	$ 11.66	$ 11.66
Number of options exercisable, Options exercisable	[1]	50,421	41,879
Weighted average exercise price exercisable, Options exercisable	[1]	$ 11.66	$ 11.66
Restricted stock units (RSU’s) [Member]
Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details) [Line Items]
Number of options outstanding beginning shares	[2]	38,833
Weighted average exercise price options outstanding	[2],[3]	$ 3.03
Number of options, Options granted	[2]	38,484	142,741
Weighted average exercise price, Options granted	[2],[3]	$ 7.69	$ 5.93
Number of options, Vested (in Shares) | shares	[2],[4]	(76,719)	(103,908)
Weighted average exercise price, Vested	[2],[3],[4]	$ 5.34	$ 7.02
Number of options, Options forfeited	[2]	(342)
Weighted average exercise price, Options forfeited	[2],[3]	$ 7.02
Number of options outstanding ending shares	[2]	256	38,833
Weighted average exercise price outstanding ending per share	[2],[3]	$ 7.02	$ 3.03

[1]	Shares options outstanding for the years and their exercise prices have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	RSU’s outstanding for the years and their weighted average fair value have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[3]	The fair value of restricted stock units is the market price of the Company’s ordinary shares on the date of grant.
[4]	As of December 31, 2024 and 2023, restricted stock units vested for which the underlying ordinary shares is yet to be issued are 11,545 and 3,818, respectively. For the years ended December 31, 2024 and 2023, restricted stock units for which the underlying ordinary shares were issued were 68,992 and 100,090, respectively.